GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	6 Months Ended
Jun. 30, 2015
Gain (Loss) on Disposition of Assets [Abstract]
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS
In January 2015, the indirect limited performance guarantee provided by Ship Finance International Limited in respect of the $210.0 million secured term loan facility relating to five container vessels became exhausted (see Note 9: Short-Term and Long-Term Debt). In February 2015, the Company signed an agreement with the lenders under the loan facility whereby ownership of the vessels together with associated working capital was transferred to unrelated third parties, and Ship Finance International Limited and its subsidiaries ceased to have any further interest in the vessels or obligations under the loan facility. In the period ended June 30, 2015, an aggregate loss of $114,000 was recorded on disposal of the vessels. An impairment charge of $11.8 million had been recorded against the carrying value of these vessels in the fourth quarter of 2014.